Audited Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net income (loss)	$ (4,819,132)	$ 4,612,191	$ 2,447,102
Depreciation of property, plant and equipment	57,517	164,419	192,259
Gain on early termination of leases			(9,041)
Depreciation of right-of-use assets	97,789	105,340	310,741
Impairment of goodwill			294,151
Provisions for compensation and penalty		1,245,625	328,615
Share-based compensation expenses	5,585,610
(Reversal of) Provision for credit losses, net	(85,152)	56,557	(514,781)
Accounts receivable	7,418,372	(9,097,664)	10,354,792
Accounts receivable – related parties	(100,303)	8,101	(7,898)
Contract assets	(73,506)	(26,833)	377,802
Amounts due from related parties	118,275	766,111	1,340,647
Other current assets	23,795	106,898	472,249
Tax recoverable		2,033,861	(2,033,861)
Accounts payable	(6,864,354)	6,799,732	(3,787,548)
Accounts payable – related parties	(253,063)	(54,879)	(4,471,225)
Amounts due to related parties	(362,247)	(87,989)	(1,961,994)
Tax payables	(719,731)	737,196	(2,146,293)
Other payables and accrued liabilities	(1,763,120)	85,069	187,313
Contract liabilities	(2,490)	(2,529)	(102,430)
Lease liabilities	(102,269)	(114,636)	(319,228)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(1,844,009)	7,336,570	951,372
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment		(1,549)	(16,274)
(Increase) Decrease in restricted cash with maturity of more than three months when acquired	718,828	2,230,607	(2,949,435)
Acquisition of a subsidiary			16,744
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITES	718,828	2,229,058	(2,948,965)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid		(3,966,879)	(117,359)
Share issuance costs	(1,544,522)
Proceeds from exercise of stock options	16,940
Expiry of unpresented check for dividend paid to shareholders in prior years	26,667
Repayments to directors			(804,888)
Repayments of bank loans		(130,927)	(256,336)
NET CASH USED IN FINANCING ACTIVITES	(1,500,915)	(4,097,806)	(1,178,583)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(2,626,096)	5,467,822	(3,176,176)
Effect of exchange rate changes			(3,186)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	12,982,191	7,514,369	10,693,731
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	10,356,095	12,982,191	7,514,369
Cash and cash equivalents at end of year	8,164,080	10,769,662	7,385,577
Restricted cash at end of year	2,192,015	2,931,357	3,078,227
Restricted cash with maturity of three months or more when acquired at end of year		(718,828)	(2,949,435)
Total cash and cash equivalents and restricted cash shown in the audited consolidated statements of cash flows	10,356,095	12,982,191	7,514,369
Supplemental disclosure of cash flow information
Interest received	66,101	79,207	38,779
Interest paid		(1,291)	(7,699)
Income tax refunded		1,389,328	25,588
Income tax paid	(361,047)		(4,894,087)
Non-cash investing and financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	168,678,000,000
Deemed distribution to AIB’s shareholders in reverse recapitalization	6,376,191
Debt extinguished by the Company’s ordinary shares	5,018,750
Fair value of issued shares for acquisition of subsidiary			$ 2,097,777